SUPPLEMENTAL CASH FLOW DISCLOSURE	9 Months Ended
Sep. 30, 2022
Statement of cash flows [abstract]
SUPPLEMENTAL CASH FLOW DISCLOSURE	SUPPLEMENTAL CASH FLOW DISCLOSURE
The depreciation and amortization is detailed as follows:

	Three months ended		Nine months ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
	$	$	$	$
Depreciation – property, plant and equipment	1,419,804	413,580	3,443,727	1,087,848
Depreciation – right-of-use assets	859,812	705,811	2,573,150	1,794,912
Amortization – intangible assets	766,872	249,414	1,752,037	733,803
Amortization – contract asset	—	—	—	284,625
	3,046,488	1,368,805	7,768,914	3,901,188
See Note 6 for additional information related to the depreciation of right-of-use assets.
13 - SUPPLEMENTAL CASH FLOW DISCLOSURE (CONTINUED)
The net changes in non-cash working capital items are detailed as follows:

	Three months ended		Nine months ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
	$	$	$	$
Inventories	(22,038,951)	(32,405,121)	(60,021,809)	(52,697,177)
Accounts receivables	(20,457,958)	(5,128,175)	(14,738,291)	(15,040,396)
Prepaid expenses and other assets	1,277,901	(526,255)	84,614	(5,435,590)
Trade and other payables (1)	22,814,003	15,216,862	32,955,810	28,077,531
	(18,405,005)	(22,842,689)	(41,719,676)	(45,095,632)
(1)For the three months ended September 30, 2022, the net change in trade and other payables excludes trade and other payables as at September 30, 2022 related to the following non-cash working capital items: $878,554 related to the acquisition of intangible assets and $15,946,498 related to the acquisition of property, plant and equipment as at September 30, 2022, and includes trade and other payables as at June 30, 2022 related to the acquisition of intangible assets of $1,420,738 and related to the acquisition of property, plant and equipment of $19,205,285.
For the nine months ended September 30, 2022, the net change in trade and other payables excludes trade and other payables as at September 30, 2022 related to the following non-cash working capital items: $878,554 related to the acquisition of intangible assets and $15,946,498 related to the acquisition of property, plant and equipment as at September 30, 2022, and includes trade and other payables as at December 31, 2021 related to the acquisition of intangible assets of $554,310 and related to the acquisition of property, plant and equipment of $8,797,575.
There were no outstanding payables related to the acquisition of intangible assets and property, plant and equipment as at September 30, 2021 and December 31, 2020.
As at September 30, 2022, the Company had contractual purchase obligations outstanding of $59,902,591 (December 31, 2021: $35,102,660) for the acquisition of property, plant and equipment and intangible assets. The Company has an additional commitment of $10,000,000 related to a signed equipment lease for Joliet plant production equipment which has not yet commenced